Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 170,067	$ 168,461
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	112,418	109,953
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	16,452	16,419
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,322	33,086
Rest of the World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,875	$ 9,003